Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,643	$ 6,567
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,022	7,204
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,245	2,905
FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 43,328	$ 40,323
FG Group Holdings Inc [Member] | Screen System Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			14,925	13,923
FG Group Holdings Inc [Member] | Digital Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			12,937	13,245
FG Group Holdings Inc [Member] | Extended Warranty Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			182	347
FG Group Holdings Inc [Member] | Other Product Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			2,732	2,604
FG Group Holdings Inc [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue			30,776	30,119
FG Group Holdings Inc [Member] | Field Maintenance and Monitoring Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			7,808	6,797
FG Group Holdings Inc [Member] | Installation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			3,508	1,889
FG Group Holdings Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue			1,236	1,518
FG Group Holdings Inc [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue			12,552	10,204
Strong Global Entertainment Inc [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,070	9,951	42,616	38,953
Strong Global Entertainment Inc [Member] | Screen System Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,035	2,958	14,925	13,923
Strong Global Entertainment Inc [Member] | Digital Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,238	3,526	12,937	13,245
Strong Global Entertainment Inc [Member] | Extended Warranty Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	58	51	182	347
Strong Global Entertainment Inc [Member] | Other Product Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	691	669	2,732	2,604
Strong Global Entertainment Inc [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,022	7,204	30,776	30,119
Strong Global Entertainment Inc [Member] | Field Maintenance and Monitoring Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,909	1,891	7,808	6,797
Strong Global Entertainment Inc [Member] | Installation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	936	802	3,508	1,889
Strong Global Entertainment Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	203	54	524	148
Strong Global Entertainment Inc [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,048	2,747	11,840	8,834
Strong Global Entertainment [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,070	9,951
Strong Global Entertainment [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,022	7,204
Strong Global Entertainment [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,048	2,747
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total revenue			42,616	38,953
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Screen System Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			14,925	13,923
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Digital Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			12,937	13,245
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Extended Warranty Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			182	347
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Other Product Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue			2,732	2,604
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue			30,776	30,119
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Field Maintenance and Monitoring Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			7,808	6,797
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Installation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			3,508	1,889
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue			524	148
Strong Global Entertainment [Member] | FG Group Holdings Inc [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue			11,840	8,834
Other Operating Segment [Member]
Disaggregation of Revenue [Line Items]
Total revenue	197	158
Other Operating Segment [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 197	$ 158
Other Operating Segment [Member] | FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Total revenue			712	1,370
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Screen System Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Digital Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Extended Warranty Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Other Product Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Field Maintenance and Monitoring Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Installation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue			712	1,370
Other Operating Segment [Member] | FG Group Holdings Inc [Member] | Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 712	$ 1,370